Consolidated Statement of Profit or Loss and Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue
Other revenue	$ 36,345	$ 28,028	$ 16,970
Total revenue	511,529	486,011	675,256
Other income	1,063	220	435
Service cost
Procurement cost of hotel and packages services	141,404	160,824	169,347
Other cost of providing services	12,916	12,588	6,530
Personnel expenses	129,836	113,567	114,157
Marketing and sales promotion expenses	166,603	192,080	451,818
Other operating expenses	185,401	133,295	120,566
Depreciation, amortization and impairment	33,682	26,817	32,712
Impairment of goodwill	272,160
Result from operating activities	(429,410)	(152,940)	(219,439)
Finance income	3,362	6,459	5,189
Finance costs	21,433	11,329	3,901
Net finance income (costs)	(18,071)	(4,870)	1,288
Impairment in respect of an equity-accounted investee		(9,926)
Share of loss of equity-accounted investees	(65)	(887)	(1,998)
Loss before tax	(447,546)	(168,623)	(220,149)
Income tax benefit (expense)	29	740	(91)
Loss for the year	(447,517)	(167,883)	(220,240)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit (asset) liability	(346)	(585)	(422)
Equity instruments at FVOCI - net change in fair value	(1,979)	(508)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(2,325)	(1,093)	(422)
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences on foreign operations	(73,252)	(72,919)	(1,915)
Net change in fair value of available-for-sale financial assets			2,280
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(73,252)	(72,919)	365
Other comprehensive income (loss) for the year, net of tax	(75,577)	(74,012)	(57)
Total comprehensive loss for the year	(523,094)	(241,895)	(220,297)
Profit (loss) attributable to:
Owners of the Company	(447,781)	(167,759)	(218,412)
Non-controlling interests	264	(124)	(1,828)
Loss for the year	(447,517)	(167,883)	(220,240)
Total comprehensive loss attributable to:
Owners of the Company	(523,048)	(241,759)	(218,450)
Non-controlling interests	(46)	(136)	(1,847)
Total comprehensive loss for the year	$ (523,094)	$ (241,895)	$ (220,297)
Loss per share (in USD)
Basic	$ (4.26)	$ (1.61)	$ (2.18)
Diluted	$ (4.26)	$ (1.61)	$ (2.18)
Air Ticketing [Member]
Revenue
Revenue from operations	$ 174,361	$ 166,714	$ 167,391
Hotels and Packages [Member]
Revenue
Revenue from operations	235,814	237,524	439,963
Bus Ticketing [Member]
Revenue
Revenue from operations	$ 65,009	$ 53,745	$ 50,932